Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2016	$ 1,937,144	$ 680	$ 262,445	$ (123,026)	$ (203,778)	$ 1,994,821	$ 1,931,142	$ 6,002
Balance, shares at Mar. 31, 2016		42,766,000
Repurchase of treasury stock	$ (294,897)				(294,897)		(294,897)
Repurchase of treasury stock, shares	(2,252,725)	(2,253,000)
Comprehensive (loss) income, net of tax	$ (25,107)			(25,107)			(25,107)
Net income	456,666					456,356	456,356	310
Balance at Mar. 31, 2017	2,073,806	$ 680	262,445	(148,133)	(498,675)	2,451,177	2,067,494	6,312
Balance, shares at Mar. 31, 2017		40,513,000
Repurchase of treasury stock	$ (111,334)				(111,334)		(111,334)
Repurchase of treasury stock, shares	(1,085,694)	(1,085,000)
Comprehensive (loss) income, net of tax	$ 37,848			37,848			37,848
Net income	210,079					211,150	211,150	(1,071)
Balance at Mar. 31, 2018	2,210,399	$ 680	262,445	(110,285)	(610,009)	2,662,327	2,205,158	5,241
Balance, shares at Mar. 31, 2018		39,428,000
Repurchase of treasury stock	$ (84,501)				(84,501)		(84,501)
Repurchase of treasury stock, shares	(888,719)	(889,000)
Comprehensive (loss) income, net of tax	$ (33,823)			(33,823)			(33,823)
Dividend paid	(500,000)					(500,000)	(500,000)
Cumulative-effect adjustment for income taxes resulting from intra-entity transfers	36,925					36,925	36,925
Net income	282,122					281,777	281,777	345
Balance at Mar. 31, 2019	$ 1,911,122	$ 680	$ 262,445	$ (144,108)	$ (694,510)	$ 2,481,029	$ 1,905,536	$ 5,586
Balance, shares at Mar. 31, 2019		38,539,000